Property and equipment (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of information about property plant equipment

	Computer equipment	Laboratory equipment	Office furniture and equipment	Leasehold improvements	Total

Cost

Balance as at December 1 , 2017	$77	$47	$71	$-	$195

Additions	18	-	4	52	74
Disposals	(13)	-	-	-	(13)

Balance as at November 30 ,2018	$82	$47	$75	$52	$256

Additions	206	60	313	590	1,169
Disposals	(57)	-	(54)	-	(111)

Balance as at November 30, 2019	$231	$107	$334	$642	$1,314

Accumulated depreciation
Balance as at December 1 , 2017	$67	$18	$62	$-	$147

Depreciation	12	7	2	-	21
Disposals	(13)	-	-	-	(13)

Balance as at November 30, 2018	$66	$25	$64	$-	$155

Depreciation	78	7	48	66	199
Disposals	(57)	-	(54)	-	(111)

Balance as at November 30, 2019	$87	$32	$58	$66	$243

Net carrying amounts
November 30, 201 9	$144	$75	$276	$576	$1,071

November 30, 201 8	$16	$22	$11	$52	$101

December 1, 2017	$10	$29	$9	$-	$48